Transamerica JPMorgan Asset Allocation - Conservative VP Annual Fund Operating Expenses - Transamerica JPMorgan Asset Allocation - Conservative VP	Dec. 31, 2025
Initial
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Acquired Fund Fees and Expenses	0.56%	[3]
Expenses (as a percentage of Assets)	0.71%
Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Acquired Fund Fees and Expenses	0.56%	[3]
Expenses (as a percentage of Assets)	0.96%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.06% for Initial Class and Service Class shares.
[3]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.